Property, Plant and Equipment, Net - Future Minimum Lease Income under Non-cancellable Operating Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	¥ 283	¥ 148
Within 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	66	38
After 1 year but within 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	120	74
After 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum lease income under non-cancellable operating leases	¥ 97	¥ 36